LEASE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lease
LEASE

12. LEASE

AiXinZhonghong leases its office. The lease has a remaining lease term of approximately 3.66 years.

Aixin Shangyan Hotel leases its hotel premises under an operating lease arrangement. The leases have remaining lease terms of approximately 1.59 to 9.55 years.

Aixintang Pharmacies lease retail pharmacy stores under operating lease arrangements, with remaining lease terms of 0.21 to 1.92 years.

Runcangsheng leases its office under an operating lease arrangement. The lease was expired as of December 31, 2023. In January 2024, the lease was renewed with an expiration date of December 31, 2024.

Balance sheet information related to the Company’s leases is presented below:

	September 30, 2024	December 31, 2023
Operating Leases
Operating lease right-of-use assets	$2,022,758	$1,576,814

Operating lease liabilities – current	$136,001	$864,519
Operating lease liability – non-current	1,794,500	789,489
Total operating lease liabilities	$1,930,501	$1,654,008

The following provides details of the Company’s lease expenses:

	Three Months Ended September 30,
	2024	2023
Operating lease expenses	$104,372	$200,716

	Nine Months Ended September 30,
	2024	2023
Operating lease expenses	$439,723	$618,085

Other information related to leases is presented below:

	Nine Months Ended September 30,
	2024	2023
Cash Paid for Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$607,312	$500,056

Weighted Average Remaining Lease Term:
Operating leases	8.64 years	1.26 years

Weighted Average Discount Rate:
Operating leases	4.88%	4.75%

Maturities of lease liabilities were as follows:

For the year ending December 31:
2024 (excluding the nine months ended September 30, 2024)	$68,999
2025	233,875
2026	274,518
2027	236,548
2028	231,561
Thereafter	1,379,825
Total lease payments	2,425,326
Less: imputed interest	(494,825)
Total lease liabilities	1,930,501
Less: current portion	(136,001)
Lease liabilities – non-current portion	$1,794,500

12. LEASE

AiXinZhonghong leases its office on a monthly basis. AiXinZhonghong also has operating leases for other sales locations under various operating lease arrangements. The leases have remaining lease terms of approximately 0.33 to 4.41 years.

Aixin Shangyan Hotel leases its hotel premises under an operating lease arrangement. The lease has a remaining lease term of approximately 2 years.

Aixintang Pharmacies lease retail pharmacy stores under operating lease arrangements, with remaining lease terms of 0.96 to 2.67 years.

Runcangsheng leases its office under an operating lease arrangement. The lease was expired as of December 31, 2023. In January 2024, the lease was renewed with the expiration date on December 31, 2024.

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2023	December 31, 2022
Operating Leases
Operating lease right-of-use assets	$1,576,814	$999,285

Operating lease liabilities – current	$864,519	$883,583
Operating lease liability – non-current	789,489	194,725
Total operating lease liabilities	$1,654,008	$1,078,308

The following provides details of the Company’s lease expenses:

	Years Ended December 31,
	2023	2022
Operating lease expenses	$817,179	$837,425

Other information related to leases is presented below:

	Years Ended December 31,
	2023	2022
Cash Paid for Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$779,599	710,865

Weighted Average Remaining Lease Term:
Operating leases	1.99 years	1.45 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Maturities of lease liabilities were as follows:

For the year ending December 31:
2024	$921,869
2025	759,052
2026	37,370
2027	8,451
2028	3,521
Total lease payments	1,730,263
Less: imputed interest	(76,255)
Total lease liabilities	1,654,008
Less: current portion	(864,519)
Lease liabilities – non-current portion	$789,489